Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended								12 Months Ended
	Jan. 01, 2017	Oct. 25, 2016	Oct. 20, 2016	Oct. 05, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gross profit					$ 6,428	$ 15,815	$ 5,260	$ 9,469	$ 10,189	$ 13,672	$ 15,300	$ 10,078
Operating income					184	8,768	(1,640)	3,476	1,506	6,606	8,210	2,841
Discontinued Operation, Tax Effect of Discontinued Operation													$ 3,731	$ 6,141	$ 12,389
Net income from discontinued operations, net of tax					(610)	$ 5,050	$ (1,193)	$ 1,315	(393)	$ 3,794	$ 4,542	$ 1,509	4,562	9,452	19,486
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 01, 2017	Oct. 25, 2016	Oct. 20, 2016	Oct. 05, 2016
Disposal Group, Including Discontinued Operation, Cash Purchase Price	$ 38,300
Disposal Group, Including Discontinued Operation, Estimated Working Capital	103,200
Disposal Group, Including Discontinued Operation, Consideration	141,500
Disposal Group, Including Discontinued Operation, Consideration Placed in Escrow	$ 7,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share	$ 0.03
Natural Gas Marketing Segment [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Operating revenues													1,005,090	1,409,071	1,984,829
Purchased gas cost													968,118	1,359,832	1,923,745
Gross profit													36,972	49,239	61,084
Operating expenses													26,184	30,076	26,957
Operating income													10,788	19,163	34,127
Other nonoperating expense													(2,495)	(3,570)	(2,252)
Income from discontinued operations before income taxes													8,293	15,593	31,875
Discontinued Operation, Tax Effect of Discontinued Operation													3,731	6,141	12,389
Net income from discontinued operations, net of tax													4,562	9,452	19,486
Assets [Abstract]
Total assets of the disposal group					216,715				182,771				216,715	182,771
Liabilities [Abstract]
Total liabilities of the disposal group					150,118				145,488				150,118	145,488
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and Amortization, Discontinued Operations													2,304	2,388	2,315
Capital Expenditure, Discontinued Operations													321	226	1,559
Noncash Change in Commodity Contract Cash Flow Hedges													(33,533)	38,956	$ (4,593)
Natural Gas Marketing Segment [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Disposal Group Assets and Liabilities Held for Sale [Member]
Assets [Abstract]
Net property, plant and equipment					11,905				13,878				11,905	13,878
Accounts receivable					93,551				91,675				93,551	91,675
Gas stored underground					54,246				41,267				54,246	41,267
Disposal Group, Including Discontinued Operation, Derivative Asset, Current					8,743				8,854				8,743	8,854
Other current assets					5,968				7,108				5,968	7,108
Disposal Group, Including Discontinued Operation, Goodwill					16,445				16,445				16,445	16,445
Disposal Group, Including Discontinued Operation, Derivative Asset, Noncurrent					169				0				169	0
Deferred charges and other assets					266				62				266	62
Total assets of the disposal group					191,293				179,289				191,293	179,289
Liabilities [Abstract]
Accounts payable and accrued liabilities					72,268				76,170				72,268	76,170
Disposal Group, Including Discontinued Operation, Derivative Liability, Current					0				3,799				0	3,799
Other current liabilities					9,640				9,502				9,640	9,502
Deferred credits and other					316				347				316	347
Total liabilities of the disposal group					82,224				89,818				82,224	89,818
Natural Gas Marketing Segment [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Disposal Group Assets and Liabilities Not Held for Sale [Member]
Assets [Abstract]
Cash					25,417				4,008				25,417	4,008
Disposal Group, Including Discontinued Operation, Intercompany Receivable					0				2,960				0	2,960
Other assets					5				(3,486)				5	(3,486)
Liabilities [Abstract]
Intercompany note payable					35,000				50,000				35,000	50,000
Tax liabilities					15,471				(200)				15,471	(200)
Intercompany payables					14,139				0				14,139	0
Other liabilities					$ 3,284				$ 5,870				$ 3,284	$ 5,870